Fees Summary	Aug. 06, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,169,000
Previously Paid Amount	0.00
Total Fee Amount	762.94
Total Offset Amount	0.00
Net Fee	762.94
Narrative - Max Aggregate Offering Price	$ 5,169,000
Final Prospectus	true